Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 23, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2015